Intangible Assets - Summary of Components of Intangible Assets (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Finite Lived Intangible Assets [Line Items]
Amount	$ 117,151,000	$ 117,124,000		$ 235,000
Accumulated Amortization	3,909,000	300,000	$ 0	0
Net Carrying Value	113,242,000	116,824,000		235,000
Franchise Agreements [Member]
Finite Lived Intangible Assets [Line Items]
Amount	24,839,000	24,839,000
Accumulated Amortization	1,922,000	147,000
Net Carrying Value	22,917,000	24,692,000
Trade names / Trademarks [Member]
Finite Lived Intangible Assets [Line Items]
Amount	83,060,000	83,033,000		25,000
Accumulated Amortization	1,499,000	115,000
Net Carrying Value	81,561,000	82,918,000		25,000
Liquor License [Member]
Finite Lived Intangible Assets [Line Items]
Amount	235,000	235,000		210,000
Net Carrying Value	235,000	235,000		$ 210,000
Reef Kitchens License Agreement [Member]
Finite Lived Intangible Assets [Line Items]
Amount	8,882,000	8,882,000
Accumulated Amortization	481,000	37,000
Net Carrying Value	8,401,000	8,845,000
Vege Fi Product [Member]
Finite Lived Intangible Assets [Line Items]
Amount	135,000	135,000
Accumulated Amortization	7,000	1,000
Net Carrying Value	$ 128,000	$ 134,000